Loans and financing	12 Months Ended
Dec. 31, 2022
Loans and financing
Loans and financing

10. Loans and financing

10.1. Breakdown

			December 31, 2022		December 31, 2021
	Financial
	charges – %			Non-		Non-
Description	p,a, (*)	Maturity	Current	current	Current	Current
Working capital	0.68 + CDI and 6,36	March 2027	39,103	558,608	44,181	44,792
Investment financing	14.04	December 2027	25,329	83,375	14,973	46,028
Financial leases liabilities	13.95	September 2027	3,224	7,779	1,601	3,729
			67,656	649,762	60,755	94,549
(*)	Effective weighted average annual cost of interest on December 31, 2022.

10.2. Description

(i)	Working capital:

National subsidiaries

Working capital operations are pre-fixed at a weighted average rate of 0.68% p.a. plus 6.36% CDI, and mature from January 2023 to March 2027;

Subsidiaries abroad

In August 2022, Ambipar Holding USA, subsidiary of Emergência Participações S.A., entered into a loan agreement in US dollars in the amount of USD 90,000 thousand with the financing agent ITAU BBA International PLC, with interest of 6.36% p.a. with payment of the principal on September 13, 2027 and, payment of interest in 9 (nine) installments from March 2023 and September 2023 consecutively.

(ii)Investment financing (FINAME):acquisition of heavy vehicles and machinery used for the operations of the subsidiaries. The contracts have a fixed rate with a weighted average of 14.04% p.a., with monthly amortization and the last installment due in December 2027; and

(iii)	Financial: fixed-rate contracts with a weighted average of 13.95% p.a., monthly amortization and the last installment due in September 2027.

10.3. Reconciliation of movements of liabilities to cash flows arising from financing activities

Balance at January 1st, 2022	155,304
Borrowing	446,870
Interest expense	27,329
Principal paid	(63,985)
Interest paid	(12,126)
Business Combination	32,040
Cash for asset acquisition – non-cash event	138,834
The effect of changes in foreign exchange rates	(6,848)
Balance at December 31, 2022	717,418

Balance at January 1st, 2021	73,691
Borrowing	50,620
Interest expense	7,454
Principal paid	(52,152)
Interest paid	(5,985)
Business Combination	59,456
Cash for asset acquisition – non-cash event	19,818
The effect of changes in foreign exchange rates	2,402
Balance at December 31, 2021	155,304

Loan and financing agreements do not have restrictive clauses.

10.4. Payment schedule of installments of non-current liabilities

	December 31,	December 31,
Year of maturity:	2022	2021
2023	—	33,264
2024	59,026	28,137
2025	58,229	23,743
2026	44,016	9,405
2027	489,449	—
2028	6,492	—
	657,212	94,549

Funding cost (non-current)	(7,450)	—
	649,762	94,549

10.5. Guarantees

Financing with FINAME funds is guaranteed by the financed assets and was raised essentially for the creation of a vehicle fleet for the subsidiaries’ operations. This financing occurs through accredited financial institutions, for the production and acquisition of new machines and equipment, nationally manufactured, accredited in the Brazilian Bank for Economic and Social Development (BNDES).

Working capital loans are guaranteed by the Group’s shareholders’ guarantees.